Consolidated Balance Sheets (Lazy Days' R.V. Center, Inc.) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Preferred stock, par value			$ 0.0001
Preferred stock, shares authorized			5,000,000
Preferred stock cumulative dividend	8.00%	8.00%
Common stock, par value			$ 0.0001
Common stock, shares authorized			100,000,000
Lazydays' RV Center Inc [Member]
Allowance for doubtful accounts	$ 1,013	$ 705
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	150,000	150,000
Preferred stock cumulative dividend	8.00%	8.00%
Preferred stock, shares designated	10,000	10,000
Preferred stock, shares issued	0	10,000
Preferred stock, shares outstanding	0	10,000
Preferred stock, liquidation preference, value	$ 0	$ 10,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	4,500,000	4,500,000
Common stock, shares issued	3,333,331	1,000,000
Common stock, shares outstanding	3,333,166	999,835
Treasury stock, shares	165	165